Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Derivatives - Recurring fair value measurement - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		£ 880	£ 903
Favourable changes, Equity	£ 0		3
Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(1,005)	(1,171)
Unfavourable changes, Equity		0	(3)
Corporate debt | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		38	16
Favourable changes, Equity		0	0
Corporate debt | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(28)	(14)
Unfavourable changes, Equity		0	0
Non-asset backed loans | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		165	190
Favourable changes, Equity		0	3
Non-asset backed loans | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(256)	(409)
Unfavourable changes, Equity		0	(3)
Equity cash products | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		42	158
Favourable changes, Equity		0	0
Equity cash products | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(61)	(141)
Unfavourable changes, Equity		0	0
Private equity investments | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		246	199
Favourable changes, Equity		0	0
Private equity investments | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(236)	(227)
Unfavourable changes, Equity		0	0
Other | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		20	23
Favourable changes, Equity		0	0
Other | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(19)	(23)
Unfavourable changes, Equity		0	0
Interest rate derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		51	82
Favourable changes, Equity		0	0
Interest rate derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(79)	(123)
Unfavourable changes, Equity		0	0
Foreign exchange derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		20	6
Favourable changes, Equity		0	0
Foreign exchange derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(28)	(11)
Unfavourable changes, Equity		0	0
Credit derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		111	55
Favourable changes, Equity		0	0
Credit derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(103)	(44)
Unfavourable changes, Equity		0	0
Equity derivatives | Favourable changes
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement		187	174
Favourable changes, Equity		0	0
Equity derivatives | Unfavourable changes
Disclosure of detailed information about financial instruments [line items]
Unfavourable changes, Income Statement		(195)	(179)
Unfavourable changes, Equity		£ 0	£ 0